Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	Prenetics Global Ltd
Entity Central Index Key	0001876431
Document Type	F-1
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false